Liabilities related to associates and joint ventures - Movements (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Events with significant effect on the income statement
Balance at beginning of the period	R$ 1,916	$ 3,960
Balance at end of the period	R$ 3,989	4,220	$ 3,960
Current liabilities		14,594	13,845
Non-current liabilities		42,592	38,875
Total liabilities		57,186	52,720
Fundao dam rupture and de-characterization of germano dam
Events with significant effect on the income statement
Balance at beginning of the period		1,700	1,121
Provision		1,095	758
Disbursements		(394)	(315)
Present value valuation		64	200
Translation adjustment		(391)	(64)
Balance at end of the period		2,074	1,700
Current liabilities		876	516
Non-current liabilities		1,198	1,184
Total liabilities		2,074	$ 1,700
Renova Foundation
Events with significant effect on the income statement
Provision		$ 1,069